Annual Total Returns- JPMorgan New York Municipal Money Market Fund (Agency Shares) [BarChart] - Agency Shares - JPMorgan New York Municipal Money Market Fund - Agency	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.02%	0.01%	0.01%	0.04%	0.42%	0.98%	1.03%	0.43%